Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of financial liabilities, interest-bearing loans
	Original maturity date	December 31,
		2021	2020
		U.S. dollars in thousands
Bank loans(1)	30.6.2021	—	833
PPP loans in the United States(2)	—	—	166
Convertible loan(3)	31.3.2022	—	8,567
		—	9,566

Schedule of contractual terms in non-capitalized amounts
	Up to One Year	One Year to Two Years	Two Years to Three Years	Three Years to Five Years	Total
	U.S. dollars in thousands
Accounts payables	311	—	—	—	311
Other payables	1,517	—	—	—	1,517
Government grants liability	147	271	499	1,511	2,427
Lease liability	382	357	98	—	837
	2,357	628	597	1,511	5,092
	Up to One Year	One Year to Two Years	Two Years to Three Years	Three Years to Four Years	Total
	U.S. dollars in thousands
Bank loans	1,004	—	—	—	1,004
Accounts payables	220	—	—	—	220
Other payables	1,409	—	—	—	1,409
Convertible loans	—	8,567	—	—	8,567
Government grants liability	169	285	755	694	1,903
Lease liability	364	342	319	81	1,106
	3,166	9,194	1,074	775	14,209

Schedule of change in the exchange rates of the Shekel
	Sensitivity Test For Changes in the Exchange Rate of the Shekel
	Gain (Loss) – Change
	5% Increase in the Exchange Rate of the Shekel	5% Decrease in the Exchange Rate of the Shekel
	U.S. dollars in thousands
2021	135	(135)
2020	109	(109)

Schedule of change in LIBOR interest rates
	Sensitivity Test for Changes in the Interest Rates
	Gain (Loss) – Change
	5% Increase in the Interest Rate	5% Decrease in the Interest Rate
	U.S. dollars in thousands
2021	(4)	4
2020	(60)	60